Fees Summary	Aug. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,000,000
Previously Paid Amount	0.00
Total Fee Amount	4,723.20
Total Offset Amount	0.00
Net Fee	4,723.20
Narrative - Max Aggregate Offering Price	$ 32,000,000
Final Prospectus	true